FI - Qualitative information about level 3 assets at fair value (Details 15) - Recurring basis SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2015 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Jun. 30, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 158	SFr 300	SFr 146	SFr 77
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	350	10
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	475	450
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	361	215
Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 0	SFr 0
Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	14,532	14,691	13,518	16,503
Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	4,564	4,456	3,690	4,461
Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,746	2,289	1,237	1,430
Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 240	SFr 467
Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(87.00%)	(85.00%)
Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	99.00%	98.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	17.00%	22.00%
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 285	SFr 47
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	134	140
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,408	1,169
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	493	292
Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 836	SFr 1,440
Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	128.00%	131.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	29.00%	92.00%
Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 814	SFr 373	585	612
Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	0.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	27.00%	28.00%
Discount rate (in %)	36.00%	39.00%
Default rate (in %)	20.00%	15.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	9.00%	9.00%
Discount rate (in %)	8.00%	8.00%
Default rate (in %)	3.00%	4.00%
Loss severity (in %)	50.00%	55.00%
Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 215	SFr 57	158	257
Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	0.00%	0.00%
Default rate (in %)	0.00%
Loss severity (in %)	0.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	8.00%	8.00%
Prepayment rate (in %)	16.00%	15.00%
Discount rate (in %)	23.00%	11.00%
Default rate (in %)	32.00%
Loss severity (in %)	75.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Prepayment rate (in %)	3.00%	5.00%
Discount rate (in %)	8.00%	5.00%
Default rate (in %)	1.00%
Loss severity (in %)	4.00%
Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,298	SFr 1,429	1,195	1,421
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 329	SFr 206
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	293	166
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	5.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	3.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	336	305
Prepayment rate (in %)	20.00%	20.00%
Discount rate (in %)	25.00%	32.00%
Default rate (in %)	10.00%	8.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	309	213
Prepayment rate (in %)	14.00%	11.00%
Discount rate (in %)	11.00%	16.00%
Default rate (in %)	2.00%	2.00%
Loss severity (in %)	46.00%	62.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 66
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Maximum
Unobservable input
Price (in %)	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Weighted average
Unobservable input
Price (in %)	96.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 807	SFr 805
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)	214.00%	207.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)	214.00%	207.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)	214.00%	207.00%
Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 871	SFr 337	1,076	896
Trading assets | Equity securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 342
Trading assets | Equity securities | Option model | Minimum
Unobservable input
Volatility (in %)	2.00%
Trading assets | Equity securities | Option model | Maximum
Unobservable input
Volatility (in %)	253.00%
Trading assets | Equity securities | Option model | Weighted average
Unobservable input
Volatility (in %)	29.00%
Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 471
Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	3	0
Price (in %)	0.00%
Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	12	10
Price (in %)	202.00%
Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	8	6
Price (in %)	96.00%
Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,831	SFr 5,051	4,856	6,823
Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 791	SFr 782	1,141	1,803
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	17.00%	16.00%
Credit spread (in bp)	130
Mean reversion (in %)	5.00%
Prepayment rate (in %)	1.00%	1.00%
Volatility skew (in %)	(8.00%)	(8.00%)
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Credit spread (in bp)	1,687
Mean reversion (in %)	10.00%
Prepayment rate (in %)	36.00%	36.00%
Volatility skew (in %)	0.00%	0.00%
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	63.00%	49.00%
Credit spread (in bp)	330
Mean reversion (in %)	10.00%
Prepayment rate (in %)	16.00%	14.00%
Volatility skew (in %)	(2.00%)	(3.00%)
Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,568	SFr 1,580	1,292	2,569
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	61
Correlation (in %)	43.00%	43.00%
Credit spread (in bp)	1	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	2.00%	3.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	15.00%	15.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	68
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	2,349	2,799
Prepayment rate (in %)	12.00%	12.00%
Recovery rate (in %)	60.00%	93.00%
Discount rate (in %)	50.00%	55.00%
Default rate (in %)	35.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	67
Correlation (in %)	85.00%	92.00%
Credit spread (in bp)	331	398
Prepayment rate (in %)	4.00%	5.00%
Recovery rate (in %)	23.00%	23.00%
Discount rate (in %)	19.00%	20.00%
Default rate (in %)	6.00%	6.00%
Loss severity (in %)	64.00%	64.00%
Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 936	SFr 1,181	938	1,063
Trading assets | Derivative instruments | Equity/Index-related products | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 778
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)		50.00%
Correlation (in %)	(87.00%)	(85.00%)
Gap risk (in %)		0.00%
Volatility (in %)	0.00%	0.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)		100.00%
Correlation (in %)	99.00%	98.00%
Gap risk (in %)		5.00%
Volatility (in %)	253.00%	144.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)		63.00%
Correlation (in %)	23.00%	21.00%
Gap risk (in %)		2.00%
Volatility (in %)	26.00%	18.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 109
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Minimum
Unobservable input
EBITDA multiple	4
Price (in %)	97.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Maximum
Unobservable input
EBITDA multiple	10
Price (in %)	97.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Weighted average
Unobservable input
EBITDA multiple	7
Price (in %)	97.00%
Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,266	SFr 4,847	3,896	4,323
Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 865	SFr 941
Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	17
Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	9
Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,859	SFr 3,551
Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	106.00%	102.00%
Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	45.00%	41.00%
Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 148	SFr 155	148	3
Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	2,034	2,104	2,062	2,388
Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets		7
Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	365	410
Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,669	SFr 1,687	1,625	1,834
Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	20	19
Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	7
Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 365	SFr 417	437	554
Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	8,950	8,991	8,269	9,353
Loans - of which commercial and industrial
Quantitative information about level 3 assets at fair value
Fair value, assets	5,735	5,837	5,306	5,853
Loans - of which commercial and industrial | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,799	SFr 4,783
Loans - of which commercial and industrial | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	70	5
Loans - of which commercial and industrial | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,528	5,400
Loans - of which commercial and industrial | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	474	431
Loans - of which commercial and industrial | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,146	SFr 995
Loans - of which commercial and industrial | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Loans - of which commercial and industrial | Market comparable | Maximum
Unobservable input
Price (in %)	106.00%	106.00%
Loans - of which commercial and industrial | Market comparable | Weighted average
Unobservable input
Price (in %)	65.00%	64.00%
Loans - of which financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,729	SFr 1,623	1,820	1,494
Loans - of which financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,451	SFr 1,546
Loans - of which financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	84	78
Loans - of which financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	826	846
Loans - of which financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	359	333
Loans - of which financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 109	SFr 14
Loans - of which financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Loans - of which financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	70.00%
Loans - of which financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)	98.00%	70.00%
Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 112	SFr 111	81	70
Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	7,087	2,838	5,653	7,468
Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	6,768	2,399	5,291	6,851
Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 722	SFr 828
Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	99	117
Recovery rate (in %)	1.00%	0.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	3,220	1,845
Recovery rate (in %)	1.00%	1.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	515	374
Recovery rate (in %)	1.00%	1.00%
Other assets - of which loans held-for-sale | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,594	SFr 274
Other assets - of which loans held-for-sale | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	25.00%
Other assets - of which loans held-for-sale | Vendor price | Maximum
Unobservable input
Price (in %)	101.00%	99.00%
Other assets - of which loans held-for-sale | Vendor price | Weighted average
Unobservable input
Price (in %)	97.00%	97.00%
Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,251	SFr 945
Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	104.00%	101.00%
Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	76.00%	65.00%
Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 33,021	SFr 29,190	SFr 29,877	SFr 35,862